Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per share
	2017	2016	2015
	£m	£m	£m
(Loss)/profit attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	(1,922)	1,623	(394)
Tax credit on profit after tax attributable to other equity instrument holders	174	128	70
Total (loss)/profit attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	(1,748)	1,751	(324)

Continuing operations
Profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing operations	413	1,434	(696)
Tax credit on profit after tax attributable to other equity instrument holders	174	128	70
Profit/(loss) attributable to equity holders of the parent in respect of continuing operations	587	1,562	(626)

Discontinued operation
(Loss)/profit attributable to ordinary equity holders of the parent in respect of discontinued operations	(2,335)	189	302
Dilutive impact of convertible options in respect of discontinued operations	-	(1)	-
(Loss)/profit attributable to equity holders of the parent in respect of discontinued operations including dilutive impact on convertible options	(2,335)	188	302
	-
(Loss)/profit attributable to equity holders of the parent in respect of continuing and discontinued operations including dilutive impact on convertible options	(1,748)	1,750	(324)

	2017	2016	2015
	million	million	million
Basic weighted average number of shares in issue	16,996	16,860	16,687
Number of potential ordinary shares	288	184	367
Diluted weighted average number of shares	17,284	17,044	17,054

	Basic earnings per share			Diluted earnings per share
	2017	2016	2015	2017	2016	2015
	p	p	p	p	p	p
(Loss)/earnings per ordinary share	(10.3)	10.4	(1.9)	(10.1)	10.3	(1.9)
Earnings/(loss) per ordinary share in respect of continuing operations	3.5	9.3	(3.7)	3.4	9.2	(3.7)
(Loss)/earnings per ordinary share in respect of discontinued operation	(13.8)	1.1	1.8	(13.5)	1.1	1.8